Segment Reporting - Assets and Equity Method Investments of Reportable Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Operating lease, right-of-use asset	$ 115,876		$ 0
Total assets	23,221,033		22,215,249	$ 24,785,650
Equity method investments(1)	2,412,268		2,276,673	1,524,214
Total income by geography:	577,173	$ 619,886	2,332,171	2,807,193	$ 737,550
Long-lived assets by geography:	11,050,897		11,167,605	12,433,516
United States
Segment Reporting Information [Line Items]
Total income by geography:	490,915	541,411	2,002,260	2,492,800	536,544
Long-lived assets by geography:	9,547,904		9,566,982	10,684,234
Europe
Segment Reporting Information [Line Items]
Total income by geography:	86,258	78,173	329,609	310,783	194,923
Long-lived assets by geography:	1,502,993		1,600,623	1,749,282
Other
Segment Reporting Information [Line Items]
Total income by geography:	0	$ 302	302	3,610	$ 6,083
Operating segments | Healthcare
Segment Reporting Information [Line Items]
Total assets	5,399,403		5,395,550	5,813,552
Equity method investments(1)	0		0	0
Operating segments | Industrial
Segment Reporting Information [Line Items]
Total assets	4,312,205		3,185,906	2,810,135
Equity method investments(1)	0		0	0
Operating segments | Hospitality
Segment Reporting Information [Line Items]
Total assets	3,989,997		3,980,988	4,094,596
Equity method investments(1)	0		0	0
Operating segments | CLNC
Segment Reporting Information [Line Items]
Total assets	1,027,345		1,037,754	0
Equity method investments(1)	1,027,345		1,037,754	0
Operating segments | Other Equity and Debt
Segment Reporting Information [Line Items]
Total assets	6,295,439		6,371,999	9,251,963
Equity method investments(1)	1,177,146		1,054,295	1,315,670
Operating segments | Investment Management
Segment Reporting Information [Line Items]
Total assets	1,995,190		1,983,911	2,714,840
Equity method investments(1)	204,035		180,882	204,802
Amounts not allocated to segments
Segment Reporting Information [Line Items]
Total assets	201,454		259,141	100,564
Equity method investments(1)	3,742		3,742	3,742
Discontinued Operations, Held-for-sale | United States
Segment Reporting Information [Line Items]
Long-lived assets by geography:	4,300,000		3,300,000	2,700,000
Discontinued Operations, Held-for-sale | Europe
Segment Reporting Information [Line Items]
Long-lived assets by geography:	$ 500,000		$ 500,000	$ 600,000